Consolidated Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-term debt [Abstract]
Schedule of Long-Term Debt

Long-term debt consisted of the following at December 31:

	(thousands)
	2012	2011
Variable interest rate (0.37% and 0.47% at December 31, 2012 and 2011 respectively) bonds, which mature April 1, 2023, collateralized by buildings and equipment	$1,445	$1,790
Term note payable - Bank of America, quarterly installments of $875, interest at 2.6154% through October 2017	24,125	-
Commercial bank credit facility - Wells Fargo	-	1,214
Commercial bank credit facility - Bank of America	47,600	-
	73,170	3,004
Less: current portion	3,860	559
Debt obligations, net of current portion	$69,310	$2,445

Schedule of Annual Aggregate Maturities of Debt

Approximate annual aggregate maturities of debts are as follows: (thousands)

Fiscal Year
2013	$3,860
2014	3,590
2015	3,595
2016	3,595
2017	3,600
Thereafter	54,930
Total future maturities payments	$73,170

Schedule of Capital Lease Obligations

As of December 31, 2012, minimum lease payments under the Company's capital lease obligation were as follows (thousands):

Fiscal Year
2013	$472
2014	472
2015	418
2016	217
2017	211
Thereafter	952
Less: amounts representing interest	(1,088)
Present value of future minimum lease payments	1,654
Less: current portion	234
Capital lease obligations, net of current portion	$1,420